LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.70%
Aerospace & Defense–1.58%
AAR	3,497	$ 65,744
†Aerojet Rocketdyne Holdings	6,136	244,765
†AeroVironment	1,567	94,036
†Astronics	2,342	18,080
†Astronics Class B	1,024	7,936
†Axon Enterprise	1,980	179,586
Boeing	3,799	627,823
BWX Technologies	5,445	306,608
Cubic	2,429	141,295
Curtiss-Wright	3,000	279,780
†Ducommun	1,095	36,047
General Dynamics	6,117	846,776
HEICO	1,911	200,005
HEICO Class A	2,940	260,660
Hexcel	6,480	217,404
Howmet Aerospace	19,375	323,950
Huntington Ingalls Industries	2,268	319,221
Kaman	2,196	85,578
†Kratos Defense & Security Solutions	8,421	162,357
L3Harris Technologies	3,750	636,900
Lockheed Martin	4,642	1,779,186
†Mercury Systems	2,137	165,532
Moog Class A	2,078	132,015
National Presto Industries	715	58,530
Northrop Grumman	3,797	1,197,916
Park Aerospace	1,422	15,528
Raytheon Technologies	30,518	1,756,006
Spirit AeroSystems Holdings Class A	4,503	85,152
†Teledyne Technologies	883	273,915
Textron	12,389	447,119
TransDigm Group	1,144	543,537
†Vectrus	700	26,600
		11,535,587
Air Freight & Logistics–0.85%
†Air Transport Services Group	6,027	151,037
†Atlas Air Worldwide Holdings	2,617	159,375
CH Robinson Worldwide	6,781	692,951
†Echo Global Logistics	3,477	89,602
Expeditors International of Washington	6,016	544,568
FedEx	6,059	1,523,960
Forward Air	2,651	152,114
†Hub Group Class A	3,204	160,825
†Radiant Logistics	4,220	21,691
United Parcel Service Class B	12,787	2,130,698
†XPO Logistics	6,749	571,370
		6,198,191
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.47%
Alaska Air Group	7,357	$ 269,487
Allegiant Travel	1,389	166,402
American Airlines Group	14,699	180,651
Copa Holdings Class A	1,782	89,706
Delta Air Lines	26,512	810,737
Hawaiian Holdings	4,649	59,926
†JetBlue Airways	19,783	224,141
†Mesa Air Group	2,354	6,944
SkyWest	4,055	121,082
Southwest Airlines	23,941	897,788
†Spirit Airlines	5,476	88,164
†United Airlines Holdings	14,459	502,450
		3,417,478
Auto Components–0.66%
†Adient	6,791	117,688
†American Axle & Manufacturing Holdings	11,006	63,505
Aptiv	9,370	859,042
Autoliv	5,998	437,134
BorgWarner	13,724	531,668
Cooper Tire & Rubber	5,069	160,687
†Cooper-Standard Holdings	1,627	21,493
Dana	10,858	133,771
†Delphi Technologies	5,338	89,198
†Dorman Products	2,616	236,434
†Fox Factory Holding	3,434	255,249
Gentex	17,716	456,187
†Gentherm	2,907	118,896
Goodyear Tire & Rubber	17,640	135,299
†Horizon Global	1,513	8,700
LCI Industries	2,232	237,239
Lear	4,713	513,953
†Modine Manufacturing	5,332	33,325
†Motorcar Parts of America	2,958	46,026
Standard Motor Products	2,098	93,676
†Stoneridge	3,829	70,339
†Superior Industries International	1,457	1,821
†Tenneco Class A	5,209	36,150
†Veoneer	3,982	58,535
†Visteon	1,837	127,157
		4,843,172
Automobiles–0.58%
Ford Motor	154,408	1,028,357
General Motors	37,335	1,104,743
Harley-Davidson	12,826	314,750
†Tesla	2,995	1,284,885
Thor Industries	3,525	335,791
Winnebago Industries	3,018	155,940
		4,224,466
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–4.59%
1st Source	2,469	$ 76,144
ACNB	300	6,240
Allegiance Bancshares	1,602	37,439
Altabancorp	1,404	28,248
American National Bankshares	691	14,456
Ameris Bancorp	6,384	145,428
Ames National	508	8,580
Arrow Financial	1,206	30,262
Associated Banc-Corp	12,750	160,905
†Atlantic Capital Bancshares	2,130	24,175
Atlantic Union Bankshares	6,253	133,627
†Axos Financial	6,313	147,156
Banc of California	5,022	50,823
BancFirst	2,354	96,137
†Bancorp	7,833	67,677
BancorpSouth Bank	7,866	152,443
Bank of America	110,563	2,663,463
Bank of Hawaii	2,642	133,474
Bank of Marin Bancorp	1,102	31,914
Bank of NT Butterfield & Son	5,367	119,577
Bank OZK	9,438	201,218
BankFinancial	1,093	7,891
BankUnited	7,451	163,251
Bankwell Financial Group	404	5,717
Banner	3,677	118,620
Bar Harbor Bankshares	748	15,371
†BayCom	1,762	18,149
Berkshire Hills Bancorp	4,384	44,322
BOK Financial	3,149	162,205
Boston Private Financial Holdings	7,358	40,616
Bridge Bancorp	1,729	30,136
Brookline Bancorp	8,396	72,583
Bryn Mawr Bank	1,979	49,218
Business First Bancshares	727	10,905
Byline Bancorp	1,200	13,536
C&F Financial	247	7,336
Cadence BanCorp	11,022	94,679
Cambridge Bancorp	195	10,366
Camden National	1,773	53,589
Capital City Bank Group	1,029	19,335
Capstar Financial Holdings	789	7,740
Cathay General Bancorp	6,239	135,262
CBTX	1,491	24,363
Central Pacific Financial	1,797	24,385
Central Valley Community Bancorp	650	8,028
Century Bancorp Class A	314	20,642
CIT Group	5,667	100,363
Citigroup	29,828	1,285,885
Citizens & Northern	830	13,479
Citizens Financial Group	16,461	416,134
City Holding	1,356	78,119
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Civista Bancshares	1,887	$ 23,625
CNB Financial	1,363	20,268
Codorus Valley Bancorp	389	5,096
Columbia Banking System	5,750	137,137
Comerica	5,568	212,976
Commerce Bancshares	6,104	343,594
Community Bank System	4,121	224,430
Community Trust Bancorp	1,576	44,538
ConnectOne Bancorp	3,369	47,402
Cullen/Frost Bankers	4,209	269,166
†Customers Bancorp	2,725	30,520
CVB Financial	11,809	196,384
Dime Community Bancshares	2,608	29,496
Eagle Bancorp	3,149	84,362
East West Bancorp	8,263	270,531
Enterprise Bancorp	505	10,615
Enterprise Financial Services	1,930	52,631
†Equity Bancshares Class A	1,411	21,871
Farmers & Merchants Bancorp	621	12,426
Farmers National Banc	1,405	15,343
FB Financial	4,537	113,969
Fifth Third Bancorp	19,989	426,165
Financial Institutions	1,236	19,034
First Bancorp	400	8,432
First Bancorp (North Carolina)	3,535	73,988
First BanCorp (Puerto Rico)	19,680	102,730
First Bancshares	606	12,708
First Bank	702	4,352
First Busey	4,895	77,782
First Business Financial Services	400	5,716
First Choice Bancorp	500	6,645
First Citizens BancShares Class A	620	197,644
First Commonwealth Financial	7,586	58,716
First Community Bancshares	1,806	32,598
First Financial	910	28,574
First Financial Bancorp	7,502	90,062
First Financial Bankshares	6,396	178,512
First Foundation	4,144	54,162
First Hawaiian	10,112	146,321
First Horizon National	32,870	309,964
First Internet Bancorp	281	4,139
First Interstate BancSystem Class A	2,923	93,098
First Merchants	4,769	110,450
First Mid Bancshares	782	19,511
First Midwest Bancorp	7,574	81,648
First of Long Island	2,890	42,801

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Republic Bank	5,159	$ 562,641
Flushing Financial	2,575	27,089
FNB	24,438	165,690
Fulton Financial	12,286	114,628
German American Bancorp	3,101	84,161
Glacier Bancorp	6,201	198,742
Great Southern Bancorp	1,288	46,651
Great Western Bancorp	5,711	71,102
Guaranty Bancshares	897	22,326
Hancock Whitney	7,049	132,592
Hanmi Financial	4,326	35,516
†Harborone Bancorp	3,449	27,833
Heartland Financial USA	2,936	88,065
Heritage Commerce	4,676	31,119
Heritage Financial	3,644	67,013
Hilltop Holdings	4,920	101,254
Home BancShares	12,920	195,867
HomeTrust Bancshares	2,018	27,404
Hope Bancorp	13,189	100,039
Horizon Bancorp	5,140	51,863
†Howard Bancorp	745	6,690
Huntington Bancshares	46,128	422,994
Independent Bank	5,977	182,817
Independent Bank Group	3,633	160,506
International Bancshares	5,132	133,740
Investar Holding	619	7,936
Investors Bancorp	21,482	155,959
JPMorgan Chase & Co.	60,452	5,819,714
KeyCorp	37,637	449,009
Lakeland Bancorp	5,067	50,417
Lakeland Financial	2,086	85,943
Live Oak Bancshares	3,910	99,040
M&T Bank	4,926	453,635
Macatawa Bank	1,713	11,186
Mercantile Bank	1,549	27,913
†Metropolitan Bank Holding	1,000	28,000
Midland States Bancorp	2,021	25,970
MidWestOne Financial Group	1,275	22,784
National Bank Holdings Class A	3,659	96,049
National Bankshares	222	5,623
NBT Bancorp	4,298	115,272
†Nicolet Bankshares	736	40,193
Northrim BanCorp	322	8,208
OceanFirst Financial	5,087	69,641
OFG Bancorp	5,685	70,835
Old National Bancorp	11,890	149,338
Old Second Bancorp	1,033	7,742
Origin Bancorp	1,422	30,374
Orrstown Financial Services	503	6,438
Pacific Premier Bancorp	9,003	181,320
PacWest Bancorp	6,636	113,343
Park National	1,191	97,614
Parke Bancorp	739	8,824
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PCB Bancorp	642	$ 5,643
Peapack Gladstone Financial	2,178	32,997
Peoples Bancorp	1,703	32,510
Peoples Financial Services	412	14,321
People's United Financial	28,955	298,526
Pinnacle Financial Partners	3,905	138,979
PNC Financial Services Group	7,492	823,446
Popular	5,265	190,962
Preferred Bank	1,329	42,687
Premier Financial Bancorp	1,000	10,800
Prosperity Bancshares	6,400	331,712
QCR Holdings	1,366	37,442
RBB Bancorp	1,258	14,266
Regions Financial	43,260	498,788
Renasant	5,685	129,163
Republic Bancorp Class A	1,808	50,913
†Republic First Bancorp	4,711	9,328
S&T Bancorp	3,057	54,078
Sandy Spring Bancorp	3,595	82,973
†Seacoast Banking Corp. of Florida	3,281	59,156
ServisFirst Bancshares	4,421	150,447
Sierra Bancorp	1,304	21,894
Signature Bank	3,463	287,394
Simmons First National Class A	7,200	114,156
SmartFinancial	542	7,366
South State	5,442	262,032
†Southern First Bancshares	419	10,119
Southern National Bancorp of Virginia	1,601	13,897
Southside Bancshares	3,308	80,814
†Spirit of Texas Bancshares	600	6,696
Sterling Bancorp	12,947	136,202
Stock Yards Bancorp	2,447	83,296
Summit Financial Group	450	6,665
†SVB Financial Group	2,656	639,087
Synovus Financial	9,521	201,560
TCF Financial	10,995	256,843
†Texas Capital Bancshares	2,530	78,759
Tompkins Financial	1,412	80,216
Towne Bank	6,514	106,830
TriCo Bancshares	2,820	69,062
†TriState Capital Holdings	3,275	43,361
†Triumph Bancorp	2,365	73,646
Truist Financial	19,190	730,179
Trustmark	5,255	112,510
UMB Financial	3,731	182,856
Umpqua Holdings	16,206	172,108
United Bankshares	8,773	188,356
United Community Banks	8,036	136,049
Univest Financial	2,727	39,187
US Bancorp	26,453	948,340

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Valley National Bancorp	26,937	$ 184,518
Washington Trust Bancorp	1,505	46,143
Webster Financial	4,326	114,250
Wells Fargo & Co.	54,748	1,287,125
WesBanco	5,072	108,338
West Bancorporation	758	12,007
Westamerica Bancorporation	2,367	128,646
Western Alliance Bancorp	5,374	169,926
Wintrust Financial	2,899	116,105
Zions Bancorp	8,866	259,065
		33,555,145
Beverages–1.57%
†Boston Beer Class A	569	502,632
Brown-Forman Class A	1,328	91,207
Brown-Forman Class B	6,760	509,163
Coca-Cola	80,530	3,975,766
Coca-Cola Consolidated	632	152,110
Constellation Brands Class A	3,033	574,784
=†Craft Brew Alliance	613	10,115
Keurig Dr Pepper	6,902	190,495
MGP Ingredients	1,309	52,020
Molson Coors Beverage Class B	8,465	284,085
†Monster Beverage	3,530	283,106
†National Beverage	2,012	136,836
PepsiCo	34,094	4,725,428
		11,487,747
Biotechnology–2.52%
AbbVie	21,876	1,916,119
†ACADIA Pharmaceuticals	2,258	93,142
†Acceleron Pharma	815	91,712
†Aduro Biotech	1,136	2,760
†Adverum Biotechnologies	5,792	59,658
†Agios Pharmaceuticals	1,115	39,025
†Akebia Therapeutics	7,580	19,026
†Albireo Pharma	900	30,033
†Alexion Pharmaceuticals	7,719	883,285
†Alkermes	7,678	127,224
†Alnylam Pharmaceuticals	1,317	191,755
Amgen	14,359	3,649,483
†Amicus Therapeutics	7,114	100,450
†AnaptysBio	1,298	19,146
†Anika Therapeutics	1,049	37,124
†Arcus Biosciences	2,130	36,508
†Ardelyx	2,308	12,117
†Arena Pharmaceuticals	2,941	219,957
†Arrowhead Pharmaceuticals	2,395	103,129
†Assembly Biosciences	1,150	18,906
†Atara Biotherapeutics	2,169	28,110
†Avrobio	1,331	17,330
†Biogen	4,742	1,345,211
†BioMarin Pharmaceutical	2,850	216,828
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioSpecifics Technologies	665	$ 35,132
†Bluebird Bio	2,545	137,303
†Catalyst Pharmaceuticals	2,500	7,425
†ChemoCentryx	2,856	156,509
†Chimerix	1,691	4,211
†Concert Pharmaceuticals	1,683	16,527
†CRISPR Therapeutics	1,463	122,365
†CytomX Therapeutics	2,639	17,549
†Denali Therapeutics	5,935	212,651
†Eagle Pharmaceuticals	867	36,830
†Emergent BioSolutions	3,148	325,283
†Enanta Pharmaceuticals	1,564	71,600
†Enochian Biosciences	1,600	5,728
†Epizyme	2,880	34,358
†Exact Sciences	2,539	258,851
†Exelixis	16,596	405,772
†FibroGen	2,624	107,899
†Five Prime Therapeutics	2,937	13,804
†G1 Therapeutics	1,617	18,676
Gilead Sciences	34,986	2,210,765
†Global Blood Therapeutics	1,964	108,295
†GlycoMimetics	2,474	7,595
†Heron Therapeutics	3,806	56,405
†Immunomedics	1,248	106,117
†Incyte	2,494	223,812
†Intellia Therapeutics	3,705	73,655
†Ionis Pharmaceuticals	4,279	203,039
†Ironwood Pharmaceuticals	10,828	97,398
†Jounce Therapeutics	728	5,940
†KalVista Pharmaceuticals	1,364	17,173
†Karyopharm Therapeutics	4,686	68,416
†Kindred Biosciences	3,141	13,475
†Krystal Biotech	200	8,610
†Kura Oncology	2,842	87,079
†Ligand Pharmaceuticals	1,432	136,498
†Lineage Cell Therapeutics	4,300	4,027
†Lumos Pharma	21	290
†MacroGenics	4,540	114,363
†Madrigal Pharmaceuticals	698	82,874
†Minerva Neurosciences	4,500	14,310
†Moderna	2,303	162,937
†Molecular Templates	4,176	45,602
†Momenta Pharmaceuticals	4,823	253,111
†Myriad Genetics	6,104	79,596
†Neurocrine Biosciences	1,259	121,065
†Novavax	1,241	134,462
†ObsEva	800	1,984
†OPKO Health	44,007	162,386
†PDL BioPharma	12,718	40,062
=†πProgenic Pharmaceuticals	8,600	367
†Protagonist Therapeutics	3,512	68,660
†Prothena	4,550	45,455
†Regeneron Pharmaceuticals	1,001	560,340
†REGENXBIO	2,597	71,469

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Retrophin	4,074	$ 75,206
†Rhythm Pharmaceuticals	3,721	80,634
†Rigel Pharmaceuticals	13,503	32,407
†Rocket Pharmaceuticals	1,401	32,027
†Sage Therapeutics	470	28,726
†Sangamo Therapeutics	8,751	82,697
†Sarepta Therapeutics	895	125,685
†Seattle Genetics	1,248	244,221
†Spectrum Pharmaceuticals	5,260	21,461
†Syros Pharmaceuticals	300	2,652
†Ultragenyx Pharmaceutical	1,378	113,258
†United Therapeutics	3,040	307,040
†Vanda Pharmaceuticals	3,572	34,506
†Verastem	6,841	8,278
†Vertex Pharmaceuticals	1,691	460,155
†Xencor	3,816	148,023
		18,431,119
Building Products–1.23%
AAON	3,577	215,514
Advanced Drainage Systems	4,887	305,144
Allegion	3,804	376,254
†American Woodmark	1,539	120,873
AO Smith	8,201	433,013
Apogee Enterprises	2,507	53,575
†Armstrong Flooring	1,730	5,969
Armstrong World Industries	3,181	218,885
†Builders FirstSource	9,613	313,576
Carrier Global	27,344	835,086
†Cornerstone Building Brands	5,674	45,279
CSW Industrials	1,444	111,549
Fortune Brands Home & Security	9,579	828,775
†Gibraltar Industries	2,829	184,281
Griffon	3,933	76,851
Insteel Industries	1,555	29,079
†JELD-WEN Holding	8,808	199,061
Johnson Controls International	20,437	834,851
Lennox International	1,410	384,380
Masco	5,588	308,066
†Masonite International	2,426	238,718
Owens Corning	6,667	458,756
Patrick Industries	2,395	137,760
†PGT Innovations	5,854	102,562
Quanex Building Products	4,826	88,991
†Resideo Technologies	9,867	108,537
Simpson Manufacturing	2,689	261,263
Trane Technologies	7,797	945,386
†Trex	6,500	465,400
UFP Industries	4,937	278,990
		8,966,424
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–3.01%
Affiliated Managers Group	3,718	$ 254,237
Ameriprise Financial	6,755	1,041,013
Ares Management Class A	1,769	71,503
Artisan Partners Asset Management Class A	3,849	150,072
Bank of New York Mellon	30,804	1,057,809
BGC Partners Class A	26,990	64,776
BlackRock	2,111	1,189,654
Blackstone Group Class A	5,556	290,023
†Blucora	3,219	30,323
Brightsphere Investment Group	6,971	89,926
Cboe Global Markets	2,979	261,377
Charles Schwab	24,386	883,505
CME Group	3,781	632,599
Cohen & Steers	3,132	174,578
Cowen Class A	1,499	24,389
Diamond Hill Investment Group	308	38,907
†Donnelley Financial Solutions	3,917	52,331
E*TRADE Financial	10,328	516,916
Eaton Vance	8,190	312,448
Evercore Class A	3,008	196,904
FactSet Research Systems	1,445	483,902
Federated Hermes	9,305	200,150
Franklin Resources	22,137	450,488
GAMCO Investors Class A	694	8,030
Goldman Sachs Group	4,799	964,455
Greenhill & Co.	1,658	18,818
Hamilton Lane Class A	1,683	108,705
Houlihan Lokey	2,512	148,334
Interactive Brokers Group Class A	5,930	286,597
Intercontinental Exchange	8,980	898,449
Invesco	17,695	201,900
Janus Henderson Group	10,713	232,686
KKR & Co Class A	12,309	422,691
Lazard Class A	8,039	265,689
LPL Financial Holdings	6,025	461,937
MarketAxess Holdings	1,026	494,111
Moelis & Co. Class A	3,614	126,996
Moody's	2,960	857,956
Morgan Stanley	24,048	1,162,721
Morningstar	2,699	433,486
MSCI	1,759	627,576
Nasdaq	4,429	543,483
Northern Trust	8,457	659,392
Oppenheimer Holdings Class A	765	17,075
Piper Sandler	1,763	128,699
PJT Partners Class A	816	49,458
Raymond James Financial	6,564	477,597
S&P Global	1,933	697,040

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Safeguard Scientifics	1,565	$ 8,576
SEI Investments	9,150	464,088
State Street	9,159	543,403
Stifel Financial	4,526	228,835
†Stonex Group	1,244	63,643
T. Rowe Price Group	6,836	876,512
TD Ameritrade Holding	18,303	716,562
Virtu Financial Class A	5,162	118,778
Virtus Investment Partners	748	103,710
Waddell & Reed Financial Class A	7,035	104,470
†Westwood Holdings Group	439	4,890
WisdomTree Investments	12,310	39,392
		22,034,570
Chemicals–2.46%
†AdvanSix	2,562	32,999
†AgroFresh Solutions	1,708	4,150
Air Products & Chemicals	2,930	872,730
Albemarle	5,838	521,217
American Vanguard	2,114	27,778
Ashland Global Holdings	3,930	278,716
Avient	6,532	172,837
†Axalta Coating Systems	15,781	349,865
Balchem	1,569	153,181
Cabot	4,349	156,694
Celanese	5,068	544,557
CF Industries Holdings	9,294	285,419
Chase	890	84,906
Chemours	12,226	255,646
Corteva	21,691	624,918
Dow	24,276	1,142,186
DuPont de Nemours	15,519	860,994
Eastman Chemical	6,499	507,702
Ecolab	3,570	713,429
†Element Solutions	18,605	195,539
†Ferro	7,033	87,209
†Flotek Industries	3,167	8,583
FMC	4,935	522,666
FutureFuel	4,158	47,276
†GCP Applied Technologies	6,782	142,083
Hawkins	885	40,799
HB Fuller	4,149	189,941
Huntsman	16,427	364,844
†Ingevity	2,010	99,374
Innospec	2,058	130,313
International Flavors & Fragrances	2,598	318,125
†Intrepid Potash	1,283	10,829
†Koppers Holdings	1,060	22,165
†Kraton	2,937	52,337
Kronos Worldwide	7,704	99,073
†Linde	6,241	1,486,169
†Livent	7,469	66,997
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†LSB Industries	2,413	$ 3,909
LyondellBasell Industries Class A	17,181	1,211,089
Minerals Technologies	3,483	177,981
Mosaic	14,831	270,962
NewMarket	666	227,985
Olin	12,382	153,289
PPG Industries	8,888	1,085,047
†PQ Group Holdings	2,313	23,731
†Rayonier Advanced Materials	7,464	23,885
RPM International	6,108	505,987
Scotts Miracle-Gro	3,385	517,600
Sensient Technologies	3,215	185,634
Sherwin-Williams	1,796	1,251,345
Stepan	1,624	177,016
†Trecora Resources	817	5,016
Tredegar	3,415	50,781
Trinseo	3,760	96,406
†Tronox Holdings Class A	7,716	60,725
Valvoline	8,731	166,238
†Venator Materials	3,553	6,857
W R Grace & Co.	3,442	138,678
Westlake Chemical	3,165	200,091
		18,014,498
Commercial Services & Supplies–1.05%
ABM Industries	6,213	227,769
ACCO Brands	7,956	46,145
ADT	16,250	132,762
†Advanced Disposal Services	1,684	50,907
ARC Document Solutions	3,148	2,833
Brady Class A	2,770	110,855
†BrightView Holdings	3,756	42,818
Brink's	2,774	113,984
†Casella Waste Systems Class A	3,125	174,531
†CECO Environmental	1,187	8,653
†Cimpress	1,315	98,835
Cintas	2,207	734,556
†Civeo	7,562	5,105
†Clean Harbors	4,340	243,170
†Copart	5,336	561,134
Covanta Holding	11,966	92,737
Deluxe	3,259	83,854
Ennis	3,933	68,592
†Harsco	8,374	116,482
Healthcare Services Group	4,016	86,464
†Heritage-Crystal Clean	2,134	28,489
Herman Miller	5,536	166,966
HNI	3,300	103,554
†IAA	4,783	249,051
Interface	5,671	34,707
KAR Auction Services	9,508	136,915

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Kimball International Class B	3,544	$ 37,354
Knoll	4,930	59,456
Matthews International Class A	3,479	77,790
McGrath RentCorp	2,409	143,552
MSA Safety	2,600	348,842
NL Industries	2,090	8,883
†PICO Holdings	1,481	13,270
Pitney Bowes	13,105	69,588
Quad/Graphics	4,623	14,008
Republic Services	6,731	628,339
Rollins	5,703	309,046
RR Donnelley & Sons	1,900	2,774
†SP Plus	1,793	32,184
Steelcase Class A	9,268	93,699
†Stericycle	4,904	309,246
†Team	1,744	9,592
Tetra Tech	3,324	317,442
UniFirst	1,034	195,809
US Ecology	1,884	61,550
Viad	2,218	46,201
VSE	1,374	42,099
Waste Management	10,092	1,142,112
		7,684,704
Communications Equipment–1.06%
†Acacia Communications	2,090	140,866
ADTRAN	4,319	44,291
†Applied Optoelectronics	1,210	13,612
†Arista Networks	2,647	547,744
†CalAmp	3,203	23,030
†Calix	2,250	40,005
†Casa Systems	3,998	16,112
†Ciena	8,129	322,640
Cisco Systems	99,544	3,921,038
†CommScope Holding	9,089	81,801
Comtech Telecommunications	2,049	28,686
†Digi International	1,498	23,414
†EchoStar Class A	4,341	108,047
†F5 Networks	2,769	339,950
†Harmonic	6,256	34,908
†Infinera	18,222	112,248
InterDigital	2,062	117,658
Juniper Networks	15,147	325,660
†Lumentum Holdings	3,600	270,468
Motorola Solutions	3,286	515,278
†NETGEAR	3,396	104,665
†NetScout Systems	6,765	147,680
†Palo Alto Networks	474	116,011
†Ribbon Communications	9,487	36,715
Ubiquiti	599	99,829
†ViaSat	2,404	82,674
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Viavi Solutions	10,641	$ 124,819
		7,739,849
Construction & Engineering–0.50%
†AECOM	9,550	399,572
†Aegion	3,333	47,095
†Ameresco Class A	3,022	100,935
Arcosa	2,983	131,520
Argan	2,180	91,364
Comfort Systems USA	3,560	183,375
†Construction Partners Class A	2,150	39,130
†Dycom Industries	2,773	146,470
EMCOR Group	3,811	258,043
Fluor	7,505	66,119
†Goldfield	1,529	6,468
Granite Construction	3,849	67,781
†Great Lakes Dredge & Dock	6,015	57,203
†IES Holdings	1,179	37,457
Jacobs Engineering Group	4,966	460,696
†MasTec	5,994	252,947
†MYR Group	1,677	62,351
†Northwest Pipe	539	14,262
†NV5 Global	1,036	54,670
Primoris Services	5,392	97,272
Quanta Services	9,220	487,369
†Sterling Construction	2,101	29,750
†Tutor Perini	6,372	70,920
Valmont Industries	1,274	158,205
†WillScot Mobile Mini Holdings	18,677	311,532
		3,632,506
Construction Materials–0.18%
Eagle Materials	2,323	200,521
†Forterra	1,614	19,077
Martin Marietta Materials	1,823	429,061
†Summit Materials Class A	9,322	154,186
Tecnoglass	1,700	9,010
†U.S. Concrete	1,522	44,199
United States Lime & Minerals	277	24,958
Vulcan Materials	3,325	450,671
		1,331,683
Consumer Finance–0.96%
Ally Financial	17,261	432,733
American Express	16,504	1,654,526
Capital One Financial	8,871	637,470
†Credit Acceptance	1,348	456,487
Curo Group Holdings	1,445	10,187
Discover Financial Services	14,689	848,730
†Encore Capital Group	3,155	121,751
†Enova International	4,456	73,034

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†EZCORP Class A	4,961	$ 24,954
FirstCash	2,903	166,081
†Green Dot Class A	3,291	166,558
†LendingClub	7,603	35,810
†LendingTree	675	207,151
Navient	19,693	166,406
Nelnet Class A	2,278	137,249
OneMain Holdings	8,941	279,406
†PRA Group	4,508	180,095
†Regional Management	567	9,446
Santander Consumer USA Holdings	18,724	340,590
SLM	27,460	222,151
Synchrony Financial	29,712	777,563
†World Acceptance	929	98,056
		7,046,434
Containers & Packaging–0.89%
Amcor	38,673	427,337
AptarGroup	4,565	516,758
Avery Dennison	4,167	532,709
Ball	9,721	808,010
†Berry Global Group	10,390	502,045
†Crown Holdings	7,419	570,224
Graphic Packaging Holding	25,771	363,113
Greif Class A	2,348	85,021
Greif Class B	709	27,991
International Paper	16,005	648,843
Myers Industries	4,079	53,965
O-I Glass	10,597	112,222
Packaging Corp. of America	4,433	483,419
Sealed Air	5,125	198,901
Silgan Holdings	8,348	306,956
Sonoco Products	7,114	363,312
†UFP Technologies	419	17,355
WestRock	14,608	507,482
		6,525,663
Distributors–0.22%
Core-Mark Holding	3,924	113,521
†Funko Class A	1,250	7,238
Genuine Parts	5,349	509,064
†LKQ	18,690	518,274
Pool	1,456	487,090
Weyco Group	507	8,198
		1,643,385
Diversified Consumer Services–0.37%
†Adtalem Global Education	3,961	97,203
†American Public Education	2,363	66,613
†Bright Horizons Family Solutions	2,966	450,951
Carriage Services	1,652	36,856
†Chegg	2,227	159,097
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Collectors Universe	466	$ 23,062
†frontdoor	3,903	151,866
Graham Holdings Class B	413	166,897
†Grand Canyon Education	3,013	240,859
H&R Block	9,686	157,785
†Houghton Mifflin Harcourt	13,987	24,197
†K12	2,788	73,436
†Laureate Education Class A	6,158	81,778
†Perdoceo Education	6,090	74,542
†Regis	4,078	25,039
†Select Interior Concepts Class A	2,001	13,807
Service Corp. International	10,544	444,746
Strategic Education	1,317	120,466
†Terminix Global Holdings	7,031	280,396
†WW International	1,972	37,212
†Zovio	2,198	8,792
		2,735,600
Diversified Financial Services–0.96%
†Berkshire Hathaway Class B	27,095	5,769,609
†Cannae Holdings	8,010	298,453
Equitable Holdings	16,496	300,887
Jefferies Financial Group	15,232	274,176
Marlin Business Services	729	5,139
†On Deck Capital	7,801	12,482
Voya Financial	6,997	335,366
		6,996,112
Diversified Telecommunication Services–1.82%
†Anterix	1,166	38,140
AT&T	142,022	4,049,047
ATN International	1,618	81,127
CenturyLink	78,250	789,543
†Cincinnati Bell	2,697	40,455
Cogent Communications Holdings	2,631	157,992
†Consolidated Communications Holdings	6,890	39,204
†GCI Liberty Class A	5,698	467,008
†IDT Class B	1,774	11,673
†Iridium Communications	7,987	204,307
†Liberty Latin America Class A	2,617	21,590
†Liberty Latin America Class C	12,855	104,640
†ORBCOMM	4,983	16,942
Verizon Communications	120,890	7,191,746
†Vonage Holdings	11,580	118,463
		13,331,877
Electric Utilities–0.90%
ALLETE	2,509	129,816
Alliant Energy	5,343	275,966

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power	3,298	$ 269,545
Avangrid	1,617	81,594
Duke Energy	5,298	469,191
Edison International	7,419	377,182
Entergy	3,777	372,148
Evergy	5,103	259,334
Eversource Energy	2,987	249,564
Exelon	8,086	289,155
FirstEnergy	10,192	292,612
Hawaiian Electric Industries	4,111	136,650
IDACORP	1,690	135,031
MGE Energy	1,792	112,287
NextEra Energy	3,154	875,424
NRG Energy	15,841	486,952
OGE Energy	5,679	170,313
Otter Tail	2,726	98,599
†PG&E	4,692	44,058
Pinnacle West Capital	2,967	221,190
PNM Resources	4,259	176,024
Portland General Electric	3,574	126,877
PPL	13,594	369,893
Southern	6,267	339,797
Xcel Energy	3,561	245,745
		6,604,947
Electrical Equipment–1.01%
Acuity Brands	2,710	277,368
Allied Motion Technologies	758	31,290
AMETEK	6,525	648,585
†Atkore International Group	3,256	74,009
AZZ	2,373	80,967
Eaton	7,536	768,898
Emerson Electric	15,348	1,006,368
Encore Wire	2,296	106,580
EnerSys	2,817	189,077
†Generac Holdings	4,872	943,414
GrafTech International	10,007	68,448
Hubbell	3,699	506,171
LSI Industries	457	3,085
nVent Electric	9,432	166,852
Powell Industries	1,009	24,347
Preformed Line Products	449	21,875
Regal Beloit	3,411	320,191
Rockwell Automation	3,377	745,236
†Sensata Technologies Holding	9,747	420,486
†Sunrun	9,740	750,662
†Thermon Group Holdings	3,338	37,486
†TPI Composites	2,494	72,226
†Vicor	1,194	92,810
		7,356,431
Electronic Equipment, Instruments & Components–1.46%
Amphenol Class A	4,850	525,109
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Arlo Technologies	5,053	$ 26,579
†Arrow Electronics	5,400	424,764
Avnet	6,028	155,764
Badger Meter	2,342	153,097
Bel Fuse Class B	886	9,462
Belden	3,941	122,644
Benchmark Electronics	3,326	67,019
CDW	4,971	594,184
Cognex	3,912	254,671
†Coherent	1,139	126,349
Corning	24,945	808,467
CTS	2,254	49,656
Daktronics	2,615	10,355
Dolby Laboratories Class A	2,941	194,929
†ePlus	1,064	77,885
†Fabrinet	2,893	182,346
†FARO Technologies	1,500	91,470
†Fitbit Class A	21,605	150,371
†Flex	37,460	417,304
FLIR Systems	6,615	237,148
†Insight Enterprises	3,069	173,644
†IPG Photonics	2,199	373,764
†Itron	3,186	193,518
Jabil	12,991	445,072
†Keysight Technologies	6,786	670,321
†Kimball Electronics	2,876	33,247
†Knowles	8,883	132,357
Littelfuse	1,254	222,384
Methode Electronics	3,230	92,055
MTS Systems	2,104	40,207
National Instruments	6,508	232,336
†Novanta	1,666	175,496
†OSI Systems	1,634	126,815
PC Connection	2,418	99,283
†Plexus	2,007	141,754
†Rogers	1,055	103,453
†Sanmina	6,838	184,968
†ScanSource	2,416	47,909
SYNNEX	3,860	540,632
TE Connectivity	8,658	846,233
†Trimble	8,188	398,756
†TTM Technologies	9,483	108,201
Vishay Intertechnology	8,859	137,935
†Vishay Precision Group	600	15,192
†Zebra Technologies Class A	1,914	483,208
		10,698,313
Energy Equipment & Services–0.34%
Archrock	12,683	68,235
Baker Hughes	16,384	217,743
†Bristow Group	446	9,478
Cactus Class A	2,654	50,930
†ChampionX	8,993	71,854
Core Laboratories	2,200	33,572

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
DMC Global	1,628	$ 53,626
†Dril-Quip	2,977	73,711
†Exterran	3,133	13,033
†Forum Energy Technologies	7,605	4,179
†Frank's International	21,445	33,025
†Geospace Technologies	1,182	7,305
Halliburton	29,035	349,872
†Helix Energy Solutions Group	17,552	42,300
Helmerich & Payne	5,797	84,926
†Independence Contract Drilling	97	237
†ION Geophysical	673	1,010
†KLX Energy Services Holdings	492	2,042
Liberty Oilfield Services Class A	5,858	46,805
†Mammoth Energy Services	2,622	4,195
†Matrix Service	2,351	19,631
Nabors Industries	576	14,077
National Oilwell Varco	18,750	169,875
†Natural Gas Services Group	679	5,738
†Newpark Resources	12,475	13,099
†NexTier Oilfield Solutions	22,622	41,851
†Nine Energy Service	1,065	1,203
†Oceaneering International	8,932	31,441
†Oil States International	5,610	15,315
Patterson-UTI Energy	14,628	41,690
†ProPetro Holding	8,008	32,512
†RPC	7,313	19,306
Schlumberger	41,563	646,720
†SEACOR Holdings	2,396	69,676
†SEACOR Marine Holdings	1,843	3,741
†Select Energy Services Class A	9,056	34,775
Solaris Oilfield Infrastructure Class A	2,100	13,314
TechnipFMC	17,349	109,472
†TETRA Technologies	6,409	3,274
†Tidewater	3,355	22,512
†Transocean	21,123	17,044
U.S. Silica Holdings	8,053	24,159
		2,518,503
Entertainment–0.81%
Activision Blizzard	8,780	710,741
Cinemark Holdings	8,197	81,970
†Electronic Arts	3,076	401,141
†Glu Mobile	4,125	31,659
†IMAX	5,889	70,432
†Lions Gate Entertainment Class A	6,284	59,572
†Lions Gate Entertainment Class B	9,423	82,169
†Live Nation Entertainment	5,855	315,467
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Madison Square Garden Entertainment	1,022	$ 69,997
Marcus	2,001	15,468
†Netflix	1,883	941,557
†Reading International Class A	1,404	4,521
†Roku	728	137,446
†Take-Two Interactive Software	2,462	406,772
†Walt Disney	16,809	2,085,661
World Wrestling Entertainment Class A	2,951	119,427
†Zynga Class A	41,823	381,426
		5,915,426
Food & Staples Retailing–1.32%
Andersons	2,422	46,430
†BJ's Wholesale Club Holdings	5,171	214,855
Casey's General Stores	2,858	507,724
†Chefs' Warehouse	2,797	40,668
Costco Wholesale	4,704	1,669,920
Ingles Markets Class A	1,907	72,542
Kroger	42,500	1,441,175
Natural Grocers by Vitamin Cottage	2,445	24,108
†Performance Food Group	8,173	282,949
PriceSmart	2,449	162,736
†Rite Aid	1,528	14,501
SpartanNash	3,365	55,018
†Sprouts Farmers Market	9,046	189,333
Sysco	16,326	1,015,804
†U.S. Foods Holding	10,600	235,532
†United Natural Foods	3,773	56,104
Village Super Market Class A	880	21,657
Walgreens Boots Alliance	22,029	791,282
Walmart	18,816	2,632,546
Weis Markets	2,988	143,424
		9,618,308
Food Products–1.75%
Alico	310	8,872
Archer-Daniels-Midland	16,832	782,520
B&G Foods	4,796	133,185
†Beyond Meat	347	57,623
Bunge	7,479	341,790
Calavo Growers	1,639	108,617
†Cal-Maine Foods	4,014	154,017
Campbell Soup	11,611	561,624
Conagra Brands	17,515	625,461
†Darling Ingredients	12,541	451,852
†Farmer Bros	1,079	4,769
Flowers Foods	13,973	339,963
Fresh Del Monte Produce	4,507	103,300
†Freshpet	682	76,145

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
General Mills	9,962	$ 614,456
†Hain Celestial Group	6,883	236,087
Hershey	3,913	560,889
Hormel Foods	10,944	535,052
†Hostess Brands	11,047	136,210
Ingredion	4,964	375,676
J & J Snack Foods	1,165	151,904
JM Smucker	3,964	457,921
John B Sanfilippo & Son	872	65,731
Kellogg	10,986	709,586
Kraft Heinz	26,429	791,549
Lamb Weston Holdings	5,830	386,354
Lancaster Colony	2,052	366,898
†Landec	2,083	20,247
†Lifeway Foods	699	3,516
Limoneira	992	14,186
McCormick & Co Non-Voting Shares	4,492	871,897
Mondelez International Class A	13,538	777,758
†Pilgrim's Pride	12,586	188,349
†Post Holdings	5,163	444,018
Sanderson Farms	1,711	201,847
Seaboard	55	156,018
†Seneca Foods Class A	364	13,006
†Simply Good Foods	6,162	135,872
Tootsie Roll Industries	1,550	47,895
†TreeHouse Foods	4,349	176,265
Tyson Foods Class A	9,729	578,681
		12,767,606
Gas Utilities–0.20%
Atmos Energy	2,669	255,130
Chesapeake Utilities	1,108	93,404
National Fuel Gas	3,810	154,648
New Jersey Resources	8,206	221,726
Northwest Natural Holding	1,838	83,427
ONE Gas	2,252	155,411
South Jersey Industries	4,505	86,811
Southwest Gas Holdings	1,839	116,041
Spire	2,361	125,605
UGI	5,970	196,891
		1,489,094
Health Care Equipment & Supplies–2.53%
Abbott Laboratories	15,293	1,664,337
†ABIOMED	1,027	284,541
†Accuray	4,267	10,241
†Align Technology	1,848	604,961
†AngioDynamics	3,064	36,952
†AtriCure	393	15,681
Atrion	84	52,584
†Avanos Medical	3,726	123,778
†AxoGen	1,694	19,701
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Baxter International	6,106	$ 491,045
Becton Dickinson & Co.	3,543	824,385
†Boston Scientific	14,414	550,759
Cantel Medical	2,139	93,988
†Cardiovascular Systems	1,216	47,850
CONMED	2,222	174,805
Cooper	1,351	455,449
†CryoLife	2,557	47,228
†Cutera	403	7,645
Danaher	6,063	1,305,546
DENTSPLY SIRONA	10,084	440,973
†DexCom	500	206,115
†Edwards Lifesciences	2,988	238,502
†Envista Holdings	9,223	227,624
†Globus Medical Class A	3,851	190,702
†Haemonetics	2,274	198,406
†Heska	416	41,097
Hill-Rom Holdings	4,208	351,410
†Hologic	10,745	714,220
†ICU Medical	892	163,022
†IDEXX Laboratories	2,480	974,913
†Inogen	962	27,898
†Insulet	1,496	353,939
†Integer Holdings	2,023	119,377
†Integra LifeSciences Holdings	4,404	207,957
†Intuitive Surgical	546	387,409
Invacare	2,243	16,867
†Lantheus Holdings	5,690	72,092
LeMaitre Vascular	1,009	32,823
†LivaNova	3,030	136,986
†Masimo	1,480	349,369
Medtronic	12,773	1,327,370
†Meridian Bioscience	2,980	50,600
†Merit Medical Systems	3,063	133,241
Mesa Laboratories	111	28,278
†Natus Medical	2,866	49,095
†Neogen	1,534	120,036
†Novocure	459	51,091
†NuVasive	2,785	135,267
†OraSure Technologies	3,929	47,816
†Orthofix Medical	1,631	50,789
†Oxford Immunotec Global	1,586	18,556
†Penumbra	250	48,595
†Quidel	1,784	391,374
ResMed	2,939	503,833
†SeaSpine Holdings	660	9,438
†Sientra	3,943	13,406
STERIS	2,005	353,261
Stryker	3,158	658,032
†Surgalign Holdings	5,064	9,166
†Surmodics	576	22,412
†Tandem Diabetes Care	570	64,695
Teleflex	1,116	379,909

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Utah Medical Products	304	$ 24,280
†Varex Imaging	2,809	35,730
†Varian Medical Systems	1,862	320,264
West Pharmaceutical Services	2,048	562,995
†Wright Medical Group	3,860	117,884
Zimmer Biomet Holdings	4,898	666,814
		18,457,404
Health Care Providers & Services–2.78%
†Acadia Healthcare	6,534	192,622
†Addus HomeCare	1,037	98,007
†Amedisys	1,501	354,881
†American Renal Associates Holdings	1,885	13,007
AmerisourceBergen	7,871	762,857
†AMN Healthcare Services	4,312	252,080
Anthem	4,670	1,254,315
†Apollo Medical Holdings	699	12,540
†BioTelemetry	1,654	75,389
†Brookdale Senior Living	18,477	46,932
Cardinal Health	10,655	500,252
†Centene	13,282	774,739
Chemed	857	411,660
Cigna	7,353	1,245,672
†Community Health Systems	5,888	24,847
†CorVel	1,434	122,507
†Covetrus	2,511	61,268
†Cross Country Healthcare	2,183	14,168
CVS Health	26,086	1,523,422
†DaVita	6,324	541,651
Encompass Health	7,712	501,126
Ensign Group	4,466	254,830
†Enzo Biochem	4,475	9,442
†Five Star Senior Living	46	233
†Guardant Health	1,462	163,422
†Hanger	1,874	29,647
HCA Healthcare	1,958	244,123
†Henry Schein	4,163	244,701
Humana	3,159	1,307,479
†Laboratory Corp of America Holdings	3,032	570,835
†LHC Group	1,435	305,024
†Magellan Health	2,574	195,058
McKesson	5,376	800,648
†MEDNAX	6,230	101,424
†Molina Healthcare	3,980	728,499
National HealthCare	1,341	83,558
†National Research	1,656	81,492
Owens & Minor	4,089	102,675
Patterson	8,147	196,383
†Pennant Group	2,233	86,104
†PetIQ	1,642	54,055
Premier Class A	5,444	178,727
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Providence Service	1,393	$ 129,424
Quest Diagnostics	3,956	452,922
†R1 RCM	3,825	65,599
†RadNet	3,391	52,052
†Select Medical Holdings	11,079	230,665
†Surgery Partners	2,617	57,312
†Tenet Healthcare	5,353	131,202
†Triple-S Management Class B	2,892	51,680
U.S. Physical Therapy	663	57,601
UnitedHealth Group	13,114	4,088,552
Universal Health Services Class B	4,616	494,004
		20,333,314
Health Care Technology–0.31%
†Allscripts Healthcare Solutions	17,867	145,437
†Castlight Health Class B	4,422	4,997
Cerner	11,189	808,853
†Change Healthcare	10,678	154,938
Computer Programs and Systems	313	8,642
†Evolent Health Class A	8,471	105,125
†HealthStream	2,713	54,450
†HMS Holdings	4,321	103,488
†Inovalon Holdings Class A	2,937	77,684
†NextGen Healthcare	5,227	66,592
†Omnicell	1,955	145,960
†Tabula Rasa HealthCare	747	30,455
†Teladoc Health	1,764	386,739
†Veeva Systems Class A	505	142,001
		2,235,361
Hotels, Restaurants & Leisure–1.70%
Aramark	11,379	300,975
†Biglari Holdings Class A	5	2,439
†Biglari Holdings Class B	131	11,660
BJ's Restaurants	2,258	66,476
Bloomin' Brands	6,385	97,499
Bluegreen Vacations Holding	1,022	13,685
Boyd Gaming	3,072	94,280
Brinker International	2,294	98,000
†Caesars Entertainment	2,213	124,061
Carnival	13,337	202,456
†Carrols Restaurant Group	3,714	23,955
Cheesecake Factory	4,371	121,252
†Chipotle Mexican Grill	315	391,769
Choice Hotels International	2,305	198,138
Churchill Downs	2,455	402,178
†Chuy's Holdings	1,208	23,653
Cracker Barrel Old Country Store	1,986	227,715
Darden Restaurants	7,763	782,045

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Dave & Buster's Entertainment	3,378	$ 51,210
†Del Taco Restaurants	2,099	17,212
†Denny's	3,309	33,090
Dine Brands Global	1,438	78,500
Domino's Pizza	916	389,556
Dunkin' Brands Group	3,151	258,098
†El Pollo Loco Holdings	3,403	55,129
†Everi Holdings	1,700	14,025
Extended Stay America	11,099	132,633
†Fiesta Restaurant Group	1,638	15,348
†Hilton Grand Vacations	7,362	154,455
Hilton Worldwide Holdings	5,980	510,214
Hyatt Hotels Class A	1,871	99,855
International Game Technology	8,417	93,681
Jack in the Box	1,505	119,362
Las Vegas Sands	9,985	465,900
†Lindblad Expeditions Holdings	3,242	27,589
Marriott International Class A	2,941	272,278
Marriott Vacations Worldwide	3,030	275,154
McDonald's	4,858	1,066,282
MGM Resorts International	14,466	314,635
Nathan's Famous	298	15,273
†Norwegian Cruise Line Holdings	9,314	159,363
Papa John's International	1,423	117,084
†Penn National Gaming	4,655	338,418
†Planet Fitness Class A	2,912	179,437
†Playa Hotels & Resorts	8,515	35,678
†PlayAGS	1,440	5,098
†Potbelly	1,460	5,533
†Red Lion Hotels	900	1,935
†Red Robin Gourmet Burgers	1,284	16,897
Red Rock Resorts Class A	5,032	86,047
Royal Caribbean Cruises	6,775	438,546
Ruth's Hospitality Group	3,701	40,933
†Scientific Games Class A	4,657	162,576
†SeaWorld Entertainment	6,745	133,011
†Shake Shack Class A	1,683	108,520
Six Flags Entertainment	3,105	63,031
Starbucks	7,946	682,720
Texas Roadhouse	5,242	318,661
Vail Resorts	1,652	353,478
Wendy's	13,624	303,747
Wingstop	1,345	183,794
Wyndham Destinations	3,985	122,579
Wyndham Hotels & Resorts	5,462	275,831
Wynn Resorts	4,664	334,922
Yum! Brands	3,499	319,459
		12,429,013
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.24%
Bassett Furniture Industries	722	$ 9,877
†Beazer Homes USA	5,198	68,614
†Cavco Industries	841	151,641
†Century Communities	2,898	122,672
DR Horton	9,986	755,241
Ethan Allen Interiors	3,964	53,673
Flexsteel Industries	419	10,056
Garmin	5,124	486,063
†GoPro Class A	2,100	9,513
†Green Brick Partners	3,200	51,520
Hamilton Beach Brands Holding Class A	652	12,681
†Helen of Troy	1,664	322,017
Hooker Furniture	831	21,465
†Installed Building Products	2,435	247,761
†iRobot	2,378	180,490
KB Home	5,148	197,632
La-Z-Boy	4,782	151,255
Leggett & Platt	7,210	296,836
Lennar Class A	9,688	791,316
Lennar Class B	563	36,967
†LGI Homes	2,016	234,199
Lifetime Brands	785	7,418
†M/I Homes	1,091	50,241
MDC Holdings	5,223	246,003
†Meritage Homes	2,325	256,657
†Mohawk Industries	3,717	362,742
†New Home	448	2,437
Newell Brands	22,715	389,789
†NVR	36	146,992
PulteGroup	17,484	809,334
†Skyline Champion	4,969	133,020
†Sonos	4,299	65,259
†Taylor Morrison Home	10,755	264,465
†Tempur Sealy International	2,832	252,586
Toll Brothers	8,537	415,410
†TopBuild	2,631	449,085
†TRI Pointe Group	8,843	160,412
†Tupperware Brands	2,421	48,807
†Turtle Beach	601	10,938
†Universal Electronics	1,209	45,628
Whirlpool	4,083	750,823
†ZAGG	2,221	6,219
		9,085,754
Household Products–1.09%
†Central Garden & Pet	894	35,697
†Central Garden & Pet Class A	4,361	157,607
Church & Dwight	8,227	770,952
Clorox	3,633	763,548
Colgate-Palmolive	9,816	757,304
Energizer Holdings	4,329	169,437
Kimberly-Clark	2,310	341,095

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Oil-Dri Corp. of America	282	$ 10,087
Procter & Gamble	33,128	4,604,461
Spectrum Brands Holdings	3,230	184,627
WD-40	775	146,715
		7,941,530
Independent Power and Renewable Electricity Producers–0.23%
AES	14,524	263,030
†Atlantic Power	7,500	14,700
Atlantica Sustainable Infrastructure	6,477	185,307
Brookfield Renewable Class A	5,036	295,109
Clearway Energy Class A	2,006	49,548
Clearway Energy Class C	3,534	95,277
Ormat Technologies	2,822	166,808
Vistra	31,365	591,544
		1,661,323
Industrial Conglomerates–0.76%
3M	13,652	2,186,777
Carlisle	3,772	461,580
General Electric	100,319	624,987
Honeywell International	9,326	1,535,153
Raven Industries	3,094	66,583
Roper Technologies	1,641	648,376
		5,523,456
Insurance–3.15%
Aflac	18,383	668,222
Alleghany	792	412,196
Allstate	11,168	1,051,356
†Ambac Financial Group	2,234	28,528
American Equity Investment Life Holding	7,529	165,563
American Financial Group	4,583	306,969
American International Group	13,893	382,474
American National Group	1,541	104,064
AMERISAFE	1,468	84,204
Aon Class A	5,491	1,132,793
†Arch Capital Group	13,747	402,100
Argo Group International Holdings	2,598	89,449
Arthur J. Gallagher & Co.	5,072	535,502
Assurant	3,264	395,956
Assured Guaranty	5,886	126,431
†Athene Holding Class A	8,668	295,405
Axis Capital Holdings	5,346	235,438
†Brighthouse Financial	7,889	212,293
Brown & Brown	8,544	386,787
Chubb	6,233	723,776
Cincinnati Financial	8,468	660,250
CNA Financial	3,226	96,748
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
CNO Financial Group	6,176	$ 99,063
Crawford & Co. Class A	1,300	8,502
Crawford & Co. Class B	2,614	16,834
Donegal Group Class A	996	14,014
†eHealth	1,543	121,897
Employers Holdings	3,289	99,492
†Enstar Group	1,075	173,613
Erie Indemnity Class A	1,287	270,630
Everest Re Group	1,770	349,646
FBL Financial Group Class A	1,968	94,858
FedNat Holding	630	3,982
Fidelity National Financial	12,123	379,571
First American Financial	6,407	326,180
†Genworth Financial Class A	22,919	76,779
Global Indemnity Group Class A	1,056	21,954
Globe Life	5,440	434,656
Goosehead Insurance Class A	845	73,169
†Greenlight Capital Re Class A	1,907	12,834
†Hallmark Financial Services	1,100	2,882
Hanover Insurance Group	3,093	288,206
Hartford Financial Services Group	16,135	594,736
HCI Group	887	43,720
Heritage Insurance Holdings	4,237	42,878
Horace Mann Educators	3,431	114,595
Independence Holding	654	24,662
Investors Title	124	16,127
James River Group Holdings	3,525	156,968
Kemper	3,591	239,987
Kinsale Capital Group	1,236	235,063
Loews	9,293	322,932
†Maiden Holdings	5,521	6,736
†Markel	397	386,559
Marsh & McLennan	6,991	801,868
Mercury General	4,124	170,610
MetLife	17,777	660,771
National General Holdings	7,115	240,131
National Western Life Group Class A	298	54,465
†NI Holdings	863	14,576
Old Republic International	20,236	298,279
†Palomar Holdings	463	48,263
Primerica	3,375	381,848
Principal Financial Group	12,648	509,335
ProAssurance	5,089	79,592
Progressive	14,058	1,330,871
Protective Insurance Class B	771	10,123
Prudential Financial	11,386	723,239
Reinsurance Group of America	2,470	235,119
RenaissanceRe Holdings	2,289	388,535
RLI	2,059	172,400

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Safety Insurance Group	1,159	$ 80,075
Selective Insurance Group	3,458	178,052
State Auto Financial	4,199	57,778
Stewart Information Services	1,688	73,816
†Third Point Reinsurance	9,845	68,423
Tiptree Financial	1,600	7,920
Travelers	11,132	1,204,371
United Fire Group	2,734	55,555
United Insurance Holdings	4,881	29,579
Universal Insurance Holdings	3,924	54,308
Unum Group	9,940	167,290
White Mountains Insurance Group	255	198,645
Willis Towers Watson	3,133	654,233
WR Berkley	7,991	488,650
		22,988,949
Interactive Media & Services–2.67%
†Alphabet Class A	2,914	4,270,758
†Alphabet Class C	2,938	4,317,685
†ANGI Homeservices Class A	1,639	18,185
†Cargurus	3,083	66,685
†Cars.com	6,651	53,740
†DHI Group	3,155	7,130
†Facebook Class A	31,089	8,142,209
†IAC/InterActive	1,237	148,168
†Liberty TripAdvisor Holdings Class A	5,610	9,705
†Match Group	4,578	506,556
†QuinStreet	3,300	52,272
†Snap Class A	13,014	339,796
TripAdvisor	4,445	87,078
†TrueCar	6,947	34,735
†Twitter	13,971	621,709
†Yelp	3,429	68,889
†Zedge Class B	591	863
†Zillow Group Class A	1,831	185,920
†Zillow Group Class C	5,370	545,538
		19,477,621
Internet & Direct Marketing Retail–2.92%
†1-800-Flowers.com Class A	4,321	107,766
†Amazon.com	5,128	16,146,687
†Booking Holdings	1,014	1,734,629
†Duluth Holdings Class B	753	9,202
eBay	21,788	1,135,155
†Etsy	2,606	316,968
Expedia Group	2,886	264,617
†Groupon	2,604	53,122
†GrubHub	3,808	275,433
†Lands' End	2,935	38,243
†Liquidity Services	1,758	13,115
†Magnite	543	3,771
PetMed Express	1,442	45,596
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Quotient Technology	9,821	$ 72,479
Qurate Retail	26,054	187,068
Shutterstock	2,288	119,067
†Stamps.com	1,410	339,739
†Wayfair Class A	1,590	462,706
		21,325,363
IT Services–5.00%
Accenture Class A	14,073	3,180,357
†Akamai Technologies	5,859	647,654
Alliance Data Systems	2,682	112,590
Amdocs	6,463	371,041
Automatic Data Processing	9,977	1,391,692
†Black Knight	3,616	314,773
Booz Allen Hamilton Holding	6,133	508,916
Broadridge Financial Solutions	4,424	583,968
†CACI International Class A	1,381	294,374
†Cardtronics Class A	4,756	94,169
Cass Information Systems	1,074	43,218
Cognizant Technology Solutions Class A	11,731	814,366
†Conduent	11,528	36,659
CSG Systems International	2,863	117,240
DXC Technology	11,644	207,845
†Endurance International Group Holdings	9,665	55,477
†EPAM Systems	977	315,845
†Euronet Worldwide	3,651	332,606
EVERTEC	6,669	231,481
†Evo Payments Class A	788	19,582
†ExlService Holdings	2,649	174,755
Fidelity National Information Services	8,940	1,316,057
†Fiserv	7,057	727,224
†FleetCor Technologies	3,721	885,970
†Gartner	2,758	344,612
Genpact	11,702	455,793
Global Payments	4,426	785,969
†GoDaddy Class A	3,455	262,476
†GTT Communications	3,367	17,374
Hackett Group	2,748	30,723
International Business Machines	22,623	2,752,540
Jack Henry & Associates	1,662	270,225
KBR	12,654	282,943
Leidos Holdings	4,371	389,675
†Limelight Networks	3,333	19,198
†LiveRamp Holdings	4,679	242,232
ManTech International Class A	2,055	141,548
Mastercard Class A	16,384	5,540,577
MAXIMUS	4,397	300,799
†MongoDB	338	78,250

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
NIC	6,058	$ 119,343
†Okta	562	120,184
Paychex	13,290	1,060,143
†PayPal Holdings	6,113	1,204,444
†Perficient	2,585	110,483
Perspecta	11,521	224,083
†PFSweb	867	5,800
†PRGX Global	1,040	4,950
Sabre	15,264	99,369
Science Applications International	4,049	317,523
†Square Class A	731	118,824
†StarTek	1,400	7,350
Switch Class A	3,379	52,746
†Sykes Enterprises	3,944	134,924
TTEC Holdings	3,257	177,669
†Twilio Class A	2,289	565,589
†Unisys	1,659	17,702
†VeriSign	2,057	421,377
†Verra Mobility	4,796	46,329
†Virtusa	1,810	88,980
Visa Class A	32,221	6,443,233
Western Union	11,497	246,381
†WEX	2,069	287,529
		36,567,748
Leisure Products–0.31%
Acushnet Holdings	5,195	174,604
†American Outdoor Brands	1,803	23,493
Brunswick	5,296	311,987
Callaway Golf	6,732	128,851
†Clarus	1,204	17,000
Hasbro	5,072	419,556
Johnson Outdoors Class A	952	77,959
†Malibu Boats Class A	1,584	78,503
Marine Products	2,133	33,360
†Mastercraft Boat Holgings	1,439	25,168
†Mattel	14,675	171,698
†Nautilus	3,253	55,821
Polaris	3,553	335,190
Smith & Wesson Brands	7,215	111,977
†Vista Outdoor	8,211	165,698
†YETI Holdings	3,406	154,360
		2,285,225
Life Sciences Tools & Services–1.00%
Agilent Technologies	6,371	643,089
†Bio-Rad Laboratories Class A	747	385,049
Bio-Techne	1,047	259,373
Bruker	10,141	403,105
†Charles River Laboratories International	2,190	495,925
†Illumina	825	254,991
†IQVIA Holdings	4,140	652,588
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Luminex	3,980	$ 104,475
†Medpace Holdings	2,122	237,133
†Mettler-Toledo International	705	680,854
†NeoGenomics	2,833	104,509
PerkinElmer	2,397	300,847
†PRA Health Sciences	3,983	404,036
†Repligen	2,212	326,358
†Syneos Health	5,635	299,557
Thermo Fisher Scientific	3,417	1,508,674
†Waters	1,354	264,951
		7,325,514
Machinery–3.24%
AGCO	4,680	347,584
Alamo Group	871	94,094
Albany International Class A	2,141	106,001
Allison Transmission Holdings	7,945	279,187
Altra Industrial Motion	3,594	132,870
Astec Industries	1,862	101,014
Barnes Group	3,140	112,224
†Blue Bird	812	9,874
Caterpillar	14,392	2,146,567
†Chart Industries	2,381	167,313
†CIRCOR International	1,941	53,086
†Colfax	7,804	244,733
Columbus McKinnon	1,631	53,986
†Commercial Vehicle Group	4,182	27,308
Crane	4,090	205,032
Cummins	5,384	1,136,885
Deere & Co.	7,406	1,641,392
Donaldson	8,393	389,603
Douglas Dynamics	2,086	71,341
Dover	5,313	575,610
†Energy Recovery	2,984	24,469
Enerpac Tool Group	5,276	99,242
EnPro Industries	2,155	121,564
ESCO Technologies	1,884	151,775
†Evoqua Water Technologies	9,758	207,065
Federal Signal	5,085	148,736
Flowserve	6,513	177,740
Fortive	8,311	633,381
Franklin Electric	2,894	170,254
†FreightCar America	1,097	2,501
†Gates Industrial	3,772	41,945
Gorman-Rupp	2,146	63,221
Graco	7,552	463,315
Graham	501	6,398
Greenbrier	2,807	82,526
Helios Technologies	2,751	100,136
Hillenbrand	5,042	142,991
Hurco	300	8,520
Hyster-Yale Materials Handling	834	30,983

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
IDEX	1,659	$ 302,618
Illinois Tool Works	6,120	1,182,445
†Ingersoll Rand	12,511	445,392
ITT	5,495	324,480
John Bean Technologies	1,844	169,445
Kadant	1,091	119,595
Kennametal	6,189	179,110
†L B Foster Class A	762	10,226
Lincoln Electric Holdings	4,383	403,411
Lindsay	939	90,783
†Lydall	1,558	25,769
†Manitowoc	4,595	38,644
†Meritor	5,751	120,426
†Middleby	3,562	319,547
Miller Industries	637	19,473
Mueller Industries	5,954	161,115
Mueller Water Products Class A	12,388	128,711
†Navistar International	5,881	256,059
†NN	5,648	29,144
Nordson	2,278	436,966
Omega Flex	460	72,091
Oshkosh	5,048	371,028
Otis Worldwide	9,071	566,212
PACCAR	12,660	1,079,645
Parker-Hannifin	4,625	935,823
Park-Ohio Holdings	1,241	19,943
Pentair	10,786	493,675
†Proto Labs	1,067	138,177
†RBC Bearings	901	109,210
REV Group	6,172	48,697
Rexnord	6,889	205,568
Shyft Group	2,371	44,764
Snap-on	3,582	527,020
†SPX	3,696	171,420
†SPX FLOW	3,749	160,532
Standex International	1,093	64,706
Stanley Black & Decker	4,613	748,229
Tennant	1,973	119,090
Terex	4,483	86,791
Timken	4,369	236,887
Titan International	6,689	19,331
Toro	7,115	597,304
†TriMas	3,116	71,045
Trinity Industries	9,842	191,919
†Twin Disc	600	3,036
Wabash National	4,805	57,468
Watts Water Technologies Class A	1,597	159,940
†Welbilt	6,195	38,161
Westinghouse Air Brake Technologies	5,924	366,577
Woodward	3,381	271,021
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Xylem	4,337	$ 364,828
		23,675,963
Marine–0.06%
Costamare	9,757	59,225
†Eagle Bulk Shipping	539	8,824
Genco Shipping & Trading	2,086	14,393
†Kirby	4,034	145,910
Matson	4,287	171,866
Scorpio Bulkers	533	7,547
		407,765
Media–1.96%
†Altice USA Class A	11,717	304,642
†AMC Networks Class A	3,099	76,576
†Boston Omaha Class A	1,027	16,432
Cable One	307	578,827
†Central European Media Enterprises Class A	4,800	20,112
†Charter Communications Class A	2,190	1,367,304
Comcast Class A	109,040	5,044,190
†comScore	4,616	9,417
†Cumulus Media Class A	600	3,222
†Discovery Class A	7,688	167,368
†Discovery Class C	17,191	336,944
†DISH Network Class A	12,184	353,701
Emerald Holding	6,001	12,242
Entercom Communications Class A	12,190	19,626
Entravision Communications Class A	4,034	6,132
EW Scripps Class A	5,690	65,094
†Fluent	1,021	2,532
Fox Class A	14,572	405,539
†Fox Class B	10,813	302,440
Gannett	11,594	15,072
†Gray Television	5,362	73,835
†Hemisphere Media Group	308	2,676
Interpublic Group	27,567	459,542
John Wiley & Sons Class A	3,420	108,448
†Liberty Broadband Class A	907	128,622
†Liberty Broadband Class C	3,982	568,908
†Liberty Media-Liberty Braves Class A	161	3,362
†Liberty Media-Liberty Braves Class C	1,514	31,809
†Liberty Media-Liberty Formula One Class A	1,504	50,399
†Liberty Media-Liberty Formula One Class C	11,190	405,861
†Liberty Media-Liberty SiriusXM Class A	4,383	145,384

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class C	10,211	$ 337,780
Loral Space & Communications	853	15,610
Meredith	2,966	38,914
†MSG Networks Class A	4,884	46,740
National CineMedia	6,168	16,746
New York Times Class A	6,656	284,810
News Class A	23,648	331,545
News Class B	10,659	149,013
Nexstar Media Group Class A	3,557	319,881
Omnicom Group	11,367	562,666
Saga Communications Class A	635	12,624
Scholastic	3,218	67,546
Sirius XM Holdings	39,799	213,323
†TechTarget	2,724	119,747
TEGNA	17,113	201,078
Tribune Publishing	3,161	36,857
ViacomCBS Class A	400	12,116
ViacomCBS Class B	16,878	472,753
		14,326,007
Metals & Mining–0.72%
†Alcoa	11,273	131,105
†Allegheny Technologies	9,446	82,369
†Ampco-Pittsburgh	782	2,573
†Arconic	4,843	92,259
Carpenter Technology	3,755	68,191
†Century Aluminum	10,065	71,663
Cleveland-Cliffs	5,475	35,150
†Coeur Mining	22,330	164,795
Commercial Metals	11,541	230,589
Compass Minerals International	3,198	189,801
†Ferroglobe	9,406	6,293
Freeport-McMoRan	43,763	684,453
Gold Resource	3,674	12,528
Haynes International	2,063	35,257
Hecla Mining	47,753	242,585
Kaiser Aluminum	589	31,565
Materion	1,779	92,561
Newmont	13,552	859,874
Nexa Resources	4,710	24,916
Nucor	12,868	577,258
Olympic Steel	623	7,077
Reliance Steel & Aluminum	3,940	402,038
Royal Gold	1,959	235,413
†Ryerson Holding	2,843	16,290
Schnitzer Steel Industries Class A	3,611	69,440
Southern Copper	2,927	132,505
Steel Dynamics	13,428	384,444
SunCoke Energy	6,128	20,958
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†TimkenSteel	6,202	$ 22,017
United States Steel	12,149	89,174
†Universal Stainless & Alloy Products	352	1,932
Warrior Met Coal	5,010	85,571
Worthington Industries	4,428	180,574
		5,283,218
Multiline Retail–0.62%
Big Lots	4,696	209,442
Dillard's Class A	1,631	59,564
Dollar General	4,177	875,583
†Dollar Tree	8,611	786,529
Kohl's	9,455	175,201
Macy's	17,805	101,488
Nordstrom	8,818	105,111
†Ollie's Bargain Outlet Holdings	1,810	158,103
Target	13,313	2,095,732
		4,566,753
Multi-Utilities–0.59%
Ameren	4,745	375,235
Avista	2,686	91,646
Black Hills	2,357	126,076
CenterPoint Energy	13,408	259,445
CMS Energy	5,779	354,888
Consolidated Edison	5,469	425,488
Dominion Energy	5,531	436,562
DTE Energy	4,025	463,036
MDU Resources Group	12,934	291,015
NiSource	8,491	186,802
NorthWestern	2,419	117,660
Public Service Enterprise Group	5,113	280,755
Sempra Energy	4,904	580,438
Unitil	1,166	45,054
WEC Energy Group	2,876	278,684
		4,312,784
Oil, Gas & Consumable Fuels–2.16%
Amplify Energy	1,381	1,178
Antero Midstream	22,887	122,903
†Antero Resources	13,414	36,888
Apache	21,053	199,372
Arch Resources	1,849	78,546
†Ardmore Shipping	2,791	9,936
Berry	3,410	10,810
†Bonanza Creek Energy	1,860	34,968
Cabot Oil & Gas	31,050	539,028
†Callon Petroleum	3,716	17,911
†Centennial Resource Development Class A	17,052	10,272
†Cheniere Energy	7,948	367,754

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron	29,572	$ 2,129,184
Cimarex Energy	4,979	121,139
†Clean Energy Fuels	20,933	51,914
†CNX Resources	20,491	193,435
Concho Resources	8,396	370,432
ConocoPhillips	29,789	978,271
†CONSOL Energy	2,615	11,584
†Contango Oil & Gas	934	1,252
Continental Resources	7,040	86,451
†CVR Energy	6,732	83,342
Delek US Holdings	6,818	75,884
Devon Energy	18,698	176,883
DHT Holdings	15,813	81,595
Diamondback Energy	2,728	82,167
†Dorian LPG	6,070	48,621
†EnLink Midstream	17,018	39,992
EOG Resources	17,226	619,102
EQT	18,993	245,579
Equitrans Midstream	17,256	145,986
Evolution Petroleum	2,220	4,973
Exxon Mobil	58,997	2,025,367
GasLog	6,595	17,872
†Green Plains	4,617	71,471
†Gulfport Energy	14,171	7,470
Hess	10,069	412,124
†HighPoint Resources	10,171	2,339
HollyFrontier	10,776	212,395
International Seaways	2,758	40,294
Kinder Morgan	57,035	703,242
Kosmos Energy	26,917	26,260
†Laredo Petroleum	929	9,104
Marathon Oil	39,984	163,535
Marathon Petroleum	19,718	578,526
†Matador Resources	8,938	73,828
†Montage Resources	889	3,903
Murphy Oil	13,142	117,227
NACCO Industries Class A	326	5,936
Noble Energy	17,276	147,710
Occidental Petroleum	23,757	237,808
ONEOK	12,382	321,684
†Overseas Shipholding Group Class A	5,002	10,704
Panhandle Oil and Gas Class A	655	937
†Par Pacific Holdings	5,026	34,026
Parsley Energy Class A	19,278	180,442
PBF Energy Class A	9,957	56,655
†PDC Energy	7,789	96,545
Peabody Energy	9,294	21,376
†Penn Virginia	1,090	10,736
Phillips 66	7,915	410,314
Pioneer Natural Resources	6,269	539,071
QEP Resources	18,573	16,768
Range Resources	17,978	119,014
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Renewable Energy Group	2,813	$ 150,270
†REX American Resources	540	35,429
†Ring Energy	3,629	2,468
†SandRidge Energy	3,035	5,008
Scorpio Tankers	5,026	55,638
SFL	10,126	75,844
†SilverBow Resources	419	1,647
SM Energy	11,376	18,088
†Southwestern Energy	45,835	107,712
†Talos Energy	4,058	26,174
Targa Resources	9,031	126,705
†Teekay	3,211	7,161
†Teekay Tankers Class A	2,248	24,368
Valero Energy	12,182	527,724
†W&T Offshore	6,926	12,467
Williams	36,434	715,928
World Fuel Services	6,061	128,433
†WPX Energy	21,391	104,816
		15,777,915
Paper & Forest Products–0.13%
Boise Cascade	3,480	138,922
†Clearwater Paper	1,500	56,910
Domtar	5,617	147,559
Glatfelter	5,189	71,452
Louisiana-Pacific	8,302	244,992
Mercer International	6,179	40,781
Neenah	1,497	56,093
†Resolute Forest Products	6,285	28,157
Schweitzer-Mauduit International	3,473	105,544
Verso Class A	4,362	34,416
		924,826
Personal Products–0.29%
Coty Class A	28,705	77,504
†Edgewell Personal Care	4,316	120,330
†elf Beauty	1,640	30,127
Estee Lauder Class A	4,142	903,991
†Herbalife Nutrition	4,218	196,770
Inter Parfums	2,061	76,978
Medifast	1,136	186,815
Natura & Co. Holding ADR	7,240	131,840
Natural Health Trends	462	2,606
†Nature's Sunshine Products	909	10,517
Nu Skin Enterprises Class A	4,084	204,568
†USANA Health Sciences	2,058	151,572
		2,093,618
Pharmaceuticals–3.74%
†AMAG Pharmaceuticals	1,449	13,621
†Amphastar Pharmaceuticals	4,946	92,737
†ANI Pharmaceuticals	935	26,376
†Arvinas	300	7,083

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Assertio Holdings	9,567	$ 6,369
Bristol-Myers Squibb	32,430	1,955,205
†Cara Therapeutics	1,547	19,686
†Catalent	8,587	735,562
†Collegium Pharmaceutical	1,508	31,397
†Corcept Therapeutics	8,596	149,613
†Cymabay Therapeutics	5,352	38,748
†Elanco Animal Health	17,632	492,462
Eli Lilly & Co.	15,847	2,345,673
†Endo International	14,512	47,890
†Horizon Therapeutics	9,194	714,190
†Innoviva	8,244	86,150
†Intra-Cellular Therapies	5,746	147,442
†Jazz Pharmaceuticals	3,266	465,699
Johnson & Johnson	61,906	9,216,565
†Lannett	1,820	11,120
†Mallinckrodt	8,784	8,549
Merck & Co.	52,827	4,382,000
†Mylan	25,972	385,165
†MyoKardia	870	118,607
†Nektar Therapeutics	5,848	97,018
†Otonomy	732	2,965
†Pacira BioSciences	1,047	62,946
Perrigo	6,594	302,731
Pfizer	92,745	3,403,741
Phibro Animal Health Class A	1,490	25,926
†Prestige Consumer Healthcare	4,408	160,539
†Revance Therapeutics	1,391	34,970
†SIGA Technologies	4,189	28,778
†Supernus Pharmaceuticals	4,014	83,652
†Taro Pharmaceutical Industries	2,002	109,810
Zoetis	8,679	1,435,246
†Zogenix	3,717	66,646
		27,312,877
Professional Services–0.73%
†ASGN	3,282	208,604
Barrett Business Services	764	40,064
BG Staffing	458	3,879
†CBIZ	5,455	124,756
CoreLogic	6,096	412,516
†CoStar Group	378	320,737
CRA International	465	17,423
Equifax	3,183	499,413
Exponent	2,535	182,596
†Forrester Research	1,302	42,693
†Franklin Covey	769	13,642
†FTI Consulting	2,327	246,592
†GP Strategies	1,061	10,228
Heidrick & Struggles International	1,738	34,152
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Huron Consulting Group	1,526	$ 60,018
ICF International	1,623	99,863
†InnerWorkings	2,700	8,073
Insperity	1,971	129,081
Kelly Services Class A	3,730	63,559
Kforce	2,861	92,038
Korn Ferry	3,509	101,761
ManpowerGroup	4,303	315,539
†Mistras Group	2,371	9,271
Nielsen Holdings	26,287	372,750
Resources Connection	3,042	35,135
Robert Half International	8,363	442,737
TransUnion	4,978	418,799
†TriNet Group	4,695	278,507
†TrueBlue	4,936	76,459
†Upwork	1,625	28,340
Verisk Analytics	3,525	653,218
†Willdan Group	746	19,030
		5,361,473
Real Estate Management & Development–0.26%
†Altisource Portfolio Solutions	1,304	16,522
†CBRE Group Class A	9,825	461,480
CTO Realty Growth	480	21,168
†Cushman & Wakefield	5,962	62,661
†Five Point Holdings Class A	1,459	6,084
†Forestar Group	2,282	40,391
†FRP Holdings	1,191	49,629
†Howard Hughes	2,366	136,282
†Jones Lang LaSalle	2,884	275,883
Kennedy-Wilson Holdings	9,523	138,274
†Marcus & Millichap	3,035	83,523
†Maui Land Pineapple	1,011	10,939
Newmark Group Class A	13,623	58,851
†Rafael Holdings Class B	887	13,749
RE/MAX Holdings Class A	2,511	82,185
†Realogy Holdings	9,569	90,331
†Redfin	3,448	172,159
RMR Group Class A	1,499	41,178
†St Joe	5,193	107,132
†Tejon Ranch	3,049	43,143
		1,911,564
Road & Rail–1.50%
AMERCO	1,234	439,279
ArcBest	1,859	57,741
†Avis Budget Group	5,061	133,205
†Covenant Logistics Group	1,476	25,815
CSX	20,391	1,583,769
†Daseke	9,269	49,775
Heartland Express	7,771	144,541
†Hertz Global Holdings	14,157	15,714
JB Hunt Transport Services	5,339	674,743
Kansas City Southern	2,591	468,530

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Knight-Swift Transportation Holdings	9,538	$ 388,197
Landstar System	2,710	340,078
Marten Transport	8,229	134,297
Norfolk Southern	6,102	1,305,767
Old Dominion Freight Line	4,704	851,048
†PAM Transportation Services	682	25,643
Ryder System	4,401	185,898
†Saia	2,431	306,646
Schneider National Class B	5,218	129,041
Union Pacific	17,231	3,392,267
Universal Logistics Holdings	2,167	45,204
†USA Truck	643	6,076
Werner Enterprises	5,617	235,858
†YRC Worldwide	1,800	7,056
		10,946,188
Semiconductors & Semiconductor Equipment–4.54%
†Advanced Energy Industries	3,140	197,632
†Advanced Micro Devices	5,505	451,355
†Alpha & Omega Semiconductor	978	12,538
†Ambarella	2,230	116,361
†Amkor Technology	22,758	254,890
Analog Devices	6,366	743,167
Applied Materials	12,432	739,082
†Axcelis Technologies	2,910	64,020
†AXT	1,172	7,173
Broadcom	5,456	1,987,730
Brooks Automation	3,851	178,147
†CEVA	1,974	77,716
†Cirrus Logic	4,655	313,980
CMC Materials	1,936	276,480
Cohu	3,624	62,260
†Cree	5,249	334,571
†Diodes	4,379	247,195
†DSP Group	1,135	14,959
†Enphase Energy	4,927	406,921
Entegris	9,435	701,398
†First Solar	5,492	363,570
†FormFactor	5,162	128,689
†Ichor Holdings	1,913	41,263
†Inphi	1,337	150,078
Intel	117,461	6,082,131
KLA	4,398	852,069
Kulicke & Soffa Industries	5,384	120,602
Lam Research	3,599	1,193,968
†Lattice Semiconductor	7,323	212,074
†MACOM Technology Solutions Holdings	5,260	178,893
Marvell Technology Group	16,189	642,703
Maxim Integrated Products	7,320	494,905
†MaxLinear	4,378	101,745
Microchip Technology	6,498	667,734
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Micron Technology	22,628	$ 1,062,611
MKS Instruments	2,121	231,677
Monolithic Power Systems	885	247,455
†NeoPhotonics	1,612	9,817
NVE	375	18,405
NVIDIA	4,495	2,432,784
†ON Semiconductor	22,501	488,047
†Onto Innovation	4,422	131,687
†PDF Solutions	2,280	42,659
†Photronics	4,937	49,173
Power Integrations	3,150	174,510
†Qorvo	3,137	404,704
QUALCOMM	20,614	2,425,856
†Rambus	11,732	160,611
†Semtech	2,840	150,406
†Silicon Laboratories	1,942	190,025
Skyworks Solutions	6,210	903,555
†SMART Global Holdings	2,153	58,863
†SolarEdge Technologies	3,759	895,958
†Synaptics	2,867	230,564
Teradyne	4,829	383,712
Texas Instruments	21,573	3,080,409
†Ultra Clean Holdings	4,164	89,359
Universal Display	1,230	222,310
†Veeco Instruments	5,627	65,667
Xilinx	5,564	579,991
		33,148,814
Software–6.59%
†2U	2,763	93,555
†ACI Worldwide	6,433	168,094
†Adobe	2,782	1,364,376
†Agilysys	1,334	32,229
†Alarm.com Holdings	1,481	81,825
†Altair Engineering Class A	800	33,584
†Alteryx Class A	441	50,076
American Software Class A	1,038	14,574
†Anaplan	466	29,162
†ANSYS	1,626	532,076
†Appfolio Class A	301	42,685
†Aspen Technology	3,599	455,597
†Atlassian Class A	398	72,352
†Autodesk	1,559	360,145
†Avalara	1,583	201,579
†Avaya Holdings	6,824	103,725
Blackbaud	3,702	206,683
†Blackline	620	55,571
†Bottomline Technologies	1,658	69,901
†Cadence Design Systems	6,507	693,841
CDK Global	4,694	204,611
†Cerence	1,724	84,252
†Ceridian HCM Holding	3,090	255,389
†ChannelAdvisor	2,000	28,940
Citrix Systems	2,682	369,338

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cloudera	14,594	$ 158,929
†CommVault Systems	2,458	100,286
†Cornerstone OnDemand	1,326	48,213
†Coupa Software	508	139,314
†Dell Technologies Class C	2,088	141,337
†Digital Turbine	3,900	127,686
†DocuSign	1,040	223,850
†Dropbox Class A	3,119	60,072
Ebix	2,526	52,036
†eGain	796	11,279
†Elastic	711	76,710
†Envestnet	2,030	156,635
†Everbridge	252	31,684
†Fair Isaac	1,054	448,351
†FireEye	10,416	128,586
†Five9	397	51,483
†Fortinet	2,800	329,868
†Globant	1,493	267,575
†Guidewire Software	1,956	203,952
†HubSpot	834	243,720
Intuit	2,422	790,081
†J2 Global	3,482	241,024
†Manhattan Associates	3,829	365,631
Microsoft	133,795	28,141,102
†MicroStrategy Class A	568	85,518
†Mimecast	250	11,730
†New Relic	1,371	77,270
NortonLifeLock	19,596	408,381
†Nuance Communications	7,751	257,256
†OneSpan	4,082	85,559
Oracle	48,130	2,873,361
†Paycom Software	1,596	496,835
†Paylocity Holding	1,079	174,172
Pegasystems	1,410	170,666
Progress Software	3,296	120,897
†Proofpoint	837	88,345
†PTC	2,198	181,819
QAD Class A	624	26,333
†Qualys	1,916	187,787
†RealPage	3,633	209,406
†RingCentral Class A	415	113,963
†Rosetta Stone	700	20,986
†SailPoint Technologies Holding	2,634	104,227
†salesforce.com	4,410	1,108,321
Sapiens International	3,371	103,085
†ServiceNow	339	164,415
†SolarWinds	4,524	92,018
†Splunk	1,375	258,679
†SPS Commerce	816	63,542
SS&C Technologies Holdings	7,555	457,229
†Synchronoss Technologies	2,306	6,941
†Synopsys	2,912	623,110
†Telenav	2,040	7,344
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Teradata	7,049	$ 160,012
†Trade Desk Class A	668	346,545
†Tyler Technologies	575	200,422
†Upland Software	1,653	62,318
†Verint Systems	3,097	149,213
†VMware Class A	894	128,441
†Workday Class A	315	67,766
Xperi Holding	7,533	86,554
†Zendesk	905	93,143
†Zscaler	863	121,415
		48,138,588
Specialty Retail–2.81%
Aaron's	4,619	261,666
Abercrombie & Fitch Class A	6,902	96,145
Advance Auto Parts	2,015	309,302
†American Eagle Outfitters	13,926	206,244
†America's Car-Mart	623	52,880
†Asbury Automotive Group	1,953	190,320
†At Home Group	5,315	78,981
†AutoNation	7,273	384,960
†AutoZone	459	540,537
†Barnes & Noble Education	4,091	10,555
Bed Bath & Beyond	11,792	176,644
Best Buy	14,515	1,615,374
Big 5 Sporting Goods	952	7,121
†Boot Barn Holdings	2,377	66,889
Buckle	2,085	42,513
†Build-A-Bear Workshop	1,134	2,835
†Burlington Stores	2,000	412,180
Caleres	4,328	41,376
Camping World Holdings Class A	689	20,498
†CarMax	5,954	547,232
Cato Class A	2,294	17,939
Chico's FAS	9,593	9,329
Children's Place	1,567	44,424
Citi Trends	1,474	36,821
†Conn's	3,161	33,443
†Container Store Group	7,273	45,165
Designer Brands Class A	6,563	35,637
Dick's Sporting Goods	4,473	258,897
†Express	5,117	3,121
†Five Below	2,383	302,641
†Floor & Decor Holdings Class A	7,456	557,709
Foot Locker	8,253	272,597
†Francesca's Holdings	306	820
†GameStop Class A	6,910	70,482
†Gap	25,143	428,185
†Genesco	1,809	38,966
Group 1 Automotive	1,624	143,545
Guess	7,264	84,408
Haverty Furniture	1,170	24,500

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Hibbett Sports	1,445	$ 56,673
Home Depot	7,146	1,984,516
†Hudson Class A	2,079	15,800
L Brands	2,245	71,413
Lithia Motors Class A	2,266	516,512
Lowe's	13,932	2,310,762
†Lumber Liquidators Holdings	3,511	77,418
†MarineMax	2,791	71,645
†Michaels	7,874	76,023
Monro	2,428	98,504
†Murphy USA	2,563	328,756
†National Vision Holdings	3,754	143,553
ODP	4,657	90,579
†O'Reilly Automotive	1,510	696,231
Penske Automotive Group	5,799	276,380
Rent-A-Center	3,348	100,072
†RH	1,072	410,169
Ross Stores	7,826	730,322
†Sally Beauty Holdings	7,550	65,609
Shoe Carnival	1,009	33,882
Signet Jewelers	4,587	85,777
†Sleep Number	2,558	125,112
Sonic Automotive Class A	4,337	174,174
†Sportsman's Warehouse Holdings	1,747	25,000
Tiffany & Co.	3,739	433,163
Tilly's Class A	2,120	12,784
TJX	27,913	1,553,358
Tractor Supply	6,057	868,210
†Ulta Beauty	3,221	721,440
†Urban Outfitters	8,537	177,655
Williams-Sonoma	6,036	545,896
Winmark	403	69,389
†Zumiez	3,762	104,659
		20,524,317
Technology Hardware, Storage & Peripherals–5.83%
†3D Systems	6,912	33,938
Apple	342,214	39,631,803
†Avid Technology	1,312	11,231
Hewlett Packard Enterprise	44,593	417,836
HP	27,691	525,852
†Immersion	1,963	13,839
†NCR	9,975	220,847
NetApp	7,200	315,648
†Pure Storage Class A	9,691	149,144
Seagate Technology	13,032	642,087
†Stratasys	3,678	45,865
†Super Micro Computer	2,031	53,618
Western Digital	8,583	313,709
Xerox Holdings	13,402	251,556
		42,626,973
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.91%
†Capri Holdings	6,876	$ 123,768
Carter's	3,735	323,376
Columbia Sportswear	4,293	373,405
†Crocs	4,701	200,874
Culp	857	10,644
†Deckers Outdoor	2,000	440,020
†Fossil Group	4,356	25,003
†G-III Apparel Group	5,065	66,402
Hanesbrands	26,411	415,973
†Kontoor Brands	1,550	37,510
†Levi Strauss & Co. Class A	1,906	25,540
†Lululemon Athletica	1,719	566,187
Movado Group	1,488	14,791
NIKE Class B	12,679	1,591,722
Oxford Industries	1,649	66,554
PVH	3,791	226,095
Ralph Lauren	3,087	209,823
†Skechers USA Class A	8,639	261,071
Steven Madden	5,187	101,147
Superior Group of Companies	478	11,104
Tapestry	13,865	216,710
†Under Armour Class A	5,454	61,248
†Under Armour Class C	6,534	64,295
†Unifi	1,589	20,403
†Vera Bradley	4,817	29,432
VF	14,094	990,103
Wolverine World Wide	5,482	141,655
		6,614,855
Thrifts & Mortgage Finance–0.38%
†Bridgewater Bancshares	1,259	11,948
Capitol Federal Financial	12,128	112,366
†Columbia Financial	5,791	64,280
Essent Group	7,232	267,656
Federal Agricultural Mortgage Class C	1,346	85,686
Flagstar Bancorp	5,512	163,320
FS Bancorp	182	7,462
Hingham Institution For Savings	65	11,960
Home Bancorp	767	18,523
HomeStreet	3,245	83,591
Kearny Financial	8,102	58,415
Luther Burbank	1,860	15,531
Merchants Bancorp	600	11,826
Meridian Bancorp	5,566	57,608
Meta Financial Group	3,630	69,769
MGIC Investment	3,265	28,928
†Mr Cooper Group	5,737	128,050
New York Community Bancorp	26,009	215,094
†NMI Holdings Class A	4,487	79,869
Northfield Bancorp	6,076	55,413
Northwest Bancshares	12,033	110,704

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Ocwen Financial	526	$ 11,109
PCSB Financial	1,434	17,308
PennyMac Financial Services	4,725	274,617
†Ponce de Leon Federal Bank	817	7,206
Premier Financial	4,287	66,770
Provident Financial Services	6,914	84,351
Radian Group	2,793	40,806
Southern Missouri Bancorp	664	15,657
Sterling Bancorp	1,968	5,924
Territorial Bancorp	299	6,049
TFS Financial	8,341	122,529
Timberland Bancorp	400	7,200
TrustCo Bank	10,350	54,027
Walker & Dunlop	3,398	180,094
Washington Federal	4,358	90,908
Waterstone Financial	2,626	40,677
Western New England Bancorp	1,120	6,306
WSFS Financial	3,909	105,426
		2,794,963
Tobacco–0.37%
Altria Group	44,795	1,730,879
Philip Morris International	10,456	784,095
Turning Point Brands	1,303	36,354
Universal	2,687	112,531
Vector Group	7,114	68,935
		2,732,794
Trading Companies & Distributors–0.81%
Air Lease	8,537	251,159
Applied Industrial Technologies	3,057	168,441
†Beacon Roofing Supply	5,436	168,896
†BMC Stock Holdings	5,525	236,636
CAI International	2,189	60,263
†DXP Enterprises	1,412	22,776
Fastenal	16,174	729,286
GATX	2,670	170,212
†GMS	5,096	122,814
H&E Equipment Services	3,129	61,516
†HD Supply Holdings	11,994	494,633
†Herc Holdings	2,623	103,897
†Lawson Products	624	25,603
†MRC Global	8,213	35,152
MSC Industrial Direct Class A	3,057	193,447
†NOW	10,498	47,661
Rush Enterprises Class A	3,089	156,118
Rush Enterprises Class B	547	24,232
†SiteOne Landscape Supply	2,352	286,826
Systemax	2,361	56,522
†Textainer Group Holdings	5,268	74,595
†Titan Machinery	2,945	38,962
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Triton International	6,237	$ 253,659
†United Rentals	4,479	781,585
†Univar Solutions	9,999	168,783
†Veritiv	1,896	24,003
Watsco	1,598	372,158
†WESCO International	4,265	187,745
†Willis Lease Finance	616	11,365
WW Grainger	1,618	577,254
		5,906,199
Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,659	152,171
		152,171
Water Utilities–0.17%
American States Water	1,932	144,803
American Water Works	3,453	500,271
Artesian Resources Class A	575	19,820
California Water Service Group	2,784	120,965
Consolidated Water	860	8,953
Essential Utilities	6,714	270,239
Middlesex Water	1,102	68,489
SJW Group	1,749	106,444
York Water	500	21,135
		1,261,119
Wireless Telecommunication Services–0.26%
†Boingo Wireless	3,554	36,233
Shenandoah Telecommunications	4,690	208,400
Spok Holdings	803	7,637
Telephone & Data Systems	8,101	149,382
†T-Mobile US	12,136	1,387,873
†United States Cellular	2,733	80,706
		1,870,231
Total Common Stock (Cost $582,257,419)		728,654,388
PREFERRED STOCKS–0.02%
†Qurate Retail 8.00%	781	76,928
•WESCO International 10.63%	1,790	50,120
Total Preferred Stocks (Cost $228,598)		127,048
RIGHTS–0.00%
=†πAchillion Pharmace CVR	22,444	3,872
=†πMedia General CVR	5,975	568
=†πNewsstar Financial CVR	2,435	247
Total Rights (Cost $10,324)		4,687

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	981,921	$ 981,921
Total Money Market Fund (Cost $981,921)		981,921

TOTAL INVESTMENTS–99.85% (Cost $583,478,262)	729,768,044
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,068,893
NET ASSETS APPLICABLE TO 52,082,026 SHARES OUTSTANDING–100.00%	$730,836,937

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $5,054, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace CVR	1/29/2020	$10,324	$3,872
Media General CVR	1/18/2017	—	568
Newsstar Financial CVR	12/26/2017	—	247
Progenic Pharmaceuticals	6/22/2020	—	367
Total		$10,324	$5,054

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$11,535,587	$—	$—	$11,535,587
Air Freight & Logistics	6,198,191	—	—	6,198,191
Airlines	3,417,478	—	—	3,417,478
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Components	$4,843,172	$—	$—	$4,843,172
Automobiles	4,224,466	—	—	4,224,466
Banks	33,555,145	—	—	33,555,145
Beverages	11,477,632	—	10,115	11,487,747
Biotechnology	18,430,752	—	367	18,431,119
Building Products	8,966,424	—	—	8,966,424
Capital Markets	22,034,570	—	—	22,034,570
Chemicals	18,014,498	—	—	18,014,498
Commercial Services & Supplies	7,684,704	—	—	7,684,704
Communications Equipment	7,739,849	—	—	7,739,849
Construction & Engineering	3,632,506	—	—	3,632,506
Construction Materials	1,331,683	—	—	1,331,683
Consumer Finance	7,046,434	—	—	7,046,434
Containers & Packaging	6,525,663	—	—	6,525,663
Distributors	1,643,385	—	—	1,643,385
Diversified Consumer Services	2,735,600	—	—	2,735,600
Diversified Financial Services	6,996,112	—	—	6,996,112
Diversified Telecommunication Services	13,331,877	—	—	13,331,877
Electric Utilities	6,604,947	—	—	6,604,947
Electrical Equipment	7,356,431	—	—	7,356,431
Electronic Equipment, Instruments & Components	10,698,313	—	—	10,698,313
Energy Equipment & Services	2,518,503	—	—	2,518,503
Entertainment	5,915,426	—	—	5,915,426
Food & Staples Retailing	9,618,308	—	—	9,618,308
Food Products	12,767,606	—	—	12,767,606
Gas Utilities	1,489,094	—	—	1,489,094
Health Care Equipment & Supplies	18,457,404	—	—	18,457,404
Health Care Providers & Services	20,333,314	—	—	20,333,314
Health Care Technology	2,235,361	—	—	2,235,361
Hotels, Restaurants & Leisure	12,429,013	—	—	12,429,013
Household Durables	9,085,754	—	—	9,085,754
Household Products	7,941,530	—	—	7,941,530
Independent Power and Renewable Electricity Producers	1,661,323	—	—	1,661,323
Industrial Conglomerates	5,523,456	—	—	5,523,456
Insurance	22,988,949	—	—	22,988,949
Interactive Media & Services	19,477,621	—	—	19,477,621
Internet & Direct Marketing Retail	21,325,363	—	—	21,325,363
IT Services	36,567,748	—	—	36,567,748
Leisure Products	2,285,225	—	—	2,285,225
Life Sciences Tools & Services	7,325,514	—	—	7,325,514
Machinery	23,675,963	—	—	23,675,963
Marine	407,765	—	—	407,765
Media	14,326,007	—	—	14,326,007
Metals & Mining	5,283,218	—	—	5,283,218
Multiline Retail	4,566,753	—	—	4,566,753
Multi-Utilities	4,312,784	—	—	4,312,784
Oil, Gas & Consumable Fuels	15,777,915	—	—	15,777,915
Paper & Forest Products	924,826	—	—	924,826
Personal Products	2,093,618	—	—	2,093,618
Pharmaceuticals	27,312,877	—	—	27,312,877
Professional Services	5,361,473	—	—	5,361,473
Real Estate Management & Development	1,911,564	—	—	1,911,564
Road & Rail	10,946,188	—	—	10,946,188
Semiconductors & Semiconductor Equipment	33,148,814	—	—	33,148,814
Software	48,138,588	—	—	48,138,588
Specialty Retail	20,524,317	—	—	20,524,317
Technology Hardware, Storage & Peripherals	42,626,973	—	—	42,626,973
Textiles, Apparel & Luxury Goods	6,614,855	—	—	6,614,855
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Thrifts & Mortgage Finance	$2,794,963	$—	$—	$2,794,963
Tobacco	2,732,794	—	—	2,732,794
Trading Companies & Distributors	5,906,199	—	—	5,906,199
Transportation Infrastructure	152,171	—	—	152,171
Water Utilities	1,261,119	—	—	1,261,119
Wireless Telecommunication Services	1,870,231	—	—	1,870,231
Preferred Stocks	127,048	—	—	127,048
Rights	—	—	4,687	4,687
Money Market Fund	981,921	—	—	981,921
Total Investments	$729,752,875	$—	$15,169	$729,768,044
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–28